Long-Term Debt and Other Financial Liabilities (Tables)	9 Months Ended
Sep. 30, 2025
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-Term Debt
The amounts in the accompanying condensed consolidated balance sheets are analyzed as follows:

	September 30, 2025	December 31, 2024
Long-term debt and other financial liabilities	50,435	80,465
Less: Deferred financing costs	(941)	(1,712)
Total	49,494	78,753
Less – current portion	(6,391)	(17,650)
Long-term portion	43,103	61,103

Annual Principal Payments
The annual principal payments required to be made after September 30, 2025 for all long-term debt and other financial liabilities, are as follows:

Twelve-month periods ending September 30,	Amount
2026	6,706
2027	6,706
2028	12,619
2029	14,036
Thereafter	10,368
Total	50,435